Right-of-use Asset and Lease Liability (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Right-of-use Asset And Lease Liability
Right-of-use asset, net	$ 155,657	$ 5,069	$ 49,314
Current lease liability	118,864	5,069	47,569
Non-current lease liability	35,471		4,936
Total lease liability	$ 154,335	$ 5,069	$ 52,505
Operating Lease, Weighted Average Remaining Lease Term	17 months	2 months
Operating Lease, Weighted Average Discount Rate, Percent	4.75%	2.48%
2022	$ 123,629	$ 5,085
Thereafter
Less: imputed interest	$ (5,085)	$ (16)